Marketable Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Short-term	[1]	$ 4,352	$ 5,878
Long-term - security bond	[2]	105	544
Municipal bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term	[1]	3,325	4,806
Corporate bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term	[1]	$ 1,027	$ 1,072

[1]	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company's investment policy requires investments to be investment grade, rated single - A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.
[2]	As of December 31, 2018 the Company held a long-term security bond which is classified as available-for-sale security and presented at fair value. The fair value of the available-for-sale security based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820, "Fair Value Measurement").